Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information used by CODM	the CODMs review several key metrics, which include the following:

	December 31, 2025	December 31, 2024
Cash and marketable securities held in Trust Account	$423,689,503	$—
Cash	$702,154	$—

	For the Year Ended December 31, 2025	For The Period From January 4, 2024 (Inception) Through December 31, 2024
General and administrative costs	$1,990,219	$51,910
Income earned on cash and marketable securities held in Trust Account	$10,689,503	$—